CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of Comprehensive Income [Abstract]
Revenues (See Note 3 and Note 11 for related party amounts)	$ 2,982,883	$ 7,332,968	$ 5,941,348	$ 14,833,298	$ 20,599,228	$ 12,348,492
Cost of Revenues (See Note 11 for related party amounts)	2,588,055	6,270,572	5,269,444	12,343,676	17,506,433	10,153,217
Gross profit	394,828	1,062,396	671,904	2,489,622	3,092,795	2,195,275
Operating expenses
Selling, general and administrative expense	349,398	497,197	657,901	878,625	1,937,054	1,255,523
Research and development expense	131,055	284,028	277,240	506,851	805,570	323,309
Total operating expenses	480,453	781,225	935,141	1,385,476	2,742,624	1,578,832
Income (loss) from operations	(85,625)	281,171	(263,237)	1,104,146	350,171	616,443
Other income (expense):
Interest expense, net of interest income	(45,499)	(200,370)	(219,733)	(257,233)	(666,976)	(69,371)
Subsidy income	922	7,231	14,086	50,018	105,995
Change in fair value of derivative liability	(586,980)	115,563	(647,632)	131,452	151,899
Gain (Loss) on extinguishment of debt	351,819		202,588		(45,958)
Total other expense	(279,738)	(77,576)	(650,691)	(75,763)	(455,040)	(69,371)
Income (loss) before income tax provision (benefit)	(365,363)	203,595	(913,928)	1,028,383	(104,869)	547,072
Income tax provision (benefit)	(9,245)	67,937	(25,504)	181,449	172,799	150,025
Net income (loss)	(356,118)	135,658	(888,424)	846,934	(277,668)	397,047
Other comprehensive income (loss)
Foreign currency translation adjustment	464,870	255,703	895,151	(161,082)	(311,171)	(53,790)
Comprehensive income	$ 108,752	$ 391,361	$ 6,727	$ 685,852	$ (588,839)	$ 343,257
Earnings (Loss) Per Share - Basic and Diluted (in dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.01
Weighted average number of common shares outstanding - Basic and Diluted (in shares)	128,017,085	114,003,000	121,402,466	114,003,000
Earnings (Loss) Per Share - Basic					$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic					114,077,157	106,605,740
Earnings (Loss) Per Share - Diluted					$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Diluted					113,928,477	106,605,740